Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Borrowings [Line Items]
Interest expense of bank borrowings	$ 10,776	$ 60,131	$ 68,010
Unused bank overdraft		$ 292,000	289,000
Amount of unused trust receipts
Percentage of interest rate	4.00%
Bank Loan One [Member]
Borrowings [Line Items]
Percentage of borrowings	4.69%	4.69%
Bank Borrowings One [Member]
Borrowings [Line Items]
Maturity date	April 7, 2025	April 7, 2025
Bank Loan Two [Member]
Borrowings [Line Items]
Percentage of borrowings		3.77%
Bank Borrowings Two [Member]
Borrowings [Line Items]
Maturity date		September 25, 2024
WK Venture Success Limited [Member]
Borrowings [Line Items]
Interest expense		$ 230,849	$ 616,116